Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price - $ / shares			8 Months Ended	12 Months Ended
	Aug. 10, 2020	May 07, 2020	May 07, 2020	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate		0.14%	0.23%	0.10%
Share price (in Dollars per share)	$ 6.2	$ 8.92	$ 8.92	$ 8.66
Probability			37.00%	10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate	0.12%			0.11%
Probability	20.00%	20.00%		20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate	0.14%			0.13%
Probability	50.00%	50.00%		50.00%